Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregation of Our Revenue [Line Items]
Total revenue	$ 4,222,937	$ 8,157,961
Sales of in-park recreation [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total revenue		3,002,622
Rental income [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total revenue	4,222,937	5,155,339
Sales of in-park recreation at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total revenue		3,002,622
Rental income over time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total revenue	$ 4,222,937	$ 5,155,339